Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000029788 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029788 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029788 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029788 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029788 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029788 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029788 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029788 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029788 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029788 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029788 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029788 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000029788 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000029788 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029788 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029788 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029788 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029790 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029790 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029790 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029790 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029790 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029790 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029790 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029790 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029790 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029790 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029790 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029790 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000029790 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000029790 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029790 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029790 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029790 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254316 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000254316 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254316 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254316 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254316 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254316 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254316 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254316 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254316 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254316 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000254316 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000254316 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000254316 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000254316 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000254316 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000254316 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000254316 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122569 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122569 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122569 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122569 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122569 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122569 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122569 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122569 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122569 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122569 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122569 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122569 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000122569 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000122569 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000122569 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000122569 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000122569 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079024 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000079024 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079024 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000079024 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079024 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079024 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079024 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079024 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079024 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079024 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000079024 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079024 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000079024 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000079024 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000079024 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000079024 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079024 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029791 | FR_92842UAA0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029791 | FR_30227TAA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029791 | FR_617932AA6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000029791 | FR_912797SM0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029791 | FR_00833BAA6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029791 | FR_00140NAW0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029791 | FR_74334DAA1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029791 | FR_559922AL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029791 | FR_29004FAA9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029791 | FR_95001CAA0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000029791 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029791 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000029791 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000029791 | AssetAsset-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000029791 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000029791 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029791 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%